Basis of Presentation Basis of Presentation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total revenues	$ 246,492	$ 207,007	$ 588,392	$ 445,168
Cost of Goods and Services Sold	61,558	97,398	180,799	200,397
Voyage charter revenues
Total revenues	$ 207,926	191,495	$ 525,404	413,572
Reimbursement of vessel operating expenses [Domain]
Cost of Goods and Services Sold		4,700		10,400
Restatement Adjustment [Member] | Voyage charter revenues
Total revenues		$ 4,700		$ 10,400